Derivative Instruments - Additional Information (Detail) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 Scenario, Forecast [Member]
Derivative [Line Items]
Realized and unrealized losses on derivatives classified as cash flow hedges recorded in other comprehensive income (loss)	$ 261,000,000	$ 404,000,000
Estimated loss to be reclassified from other comprehensive income (loss) into earnings for next 12 months			117,000,000
Forward commitments to sell mortgage loans	5,300,000,000
Hedged mortgage loans held for sale	2,800,000,000
Unfunded mortgage loan commitments	3,100,000,000
Fair value of derivatives under collateral agreements in a net liability position	1,000,000,000
Collateral posted by company netted against net liability position	$ 792,000,000